Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,465	¥ 1,302
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	326	329
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,057	831
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 82	¥ 142